Stock-based compensation - Assumptions Used to Estimate Fair Value of Stock Options Granted (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	70.60%	56.30%
Expected term	6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rate	3.00%	0.90%
DWave System [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.00%	0.00%
Expected volatility			56.00%	45.00%
Expected term			8 years 6 months 10 days	9 years 4 months 28 days
Risk-free interest rate			0.87%	0.43%